SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION	12 Months Ended
Dec. 31, 2024
Real Estate And Accumulated Depreciation Disclosure 1 [Abstract]
SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
SCHEDULE III – SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
The table below presents the partnership’s number of commercial properties, the related fair value, debt obligations, weighted average year of acquisition and weighted average year of construction by asset class as of December 31, 2024.

	Dec. 31, 2024
	Number of properties	Fair value(1)	Debt(2)	Weighted average year of acquisition(3)	Weighted average year of construction(3)
(US$ millions, except where noted)

Office	57	$17,950	$11,728	2005	1995
Retail	48	18,907	11,443	2018	1975
Opportunistic Office	99	7,567	5,219	2016	1996
Opportunistic Retail	12	1,140	590	2015	1978
Logistics	44	1,619	897	2024	2011
Multifamily	119	3,631	2,987	2024	1982
Student Housing	15	1,102	768	2024	2013
Manufactured Housing	85	2,296	1,475	2017	1973
Mixed-use	7	2,777	1,758	2016	2010
Secondaries	78	2,285	1,289	2023	1993
Single Family Rental	30	6	—	2024	2001
Total	594	$59,280	$38,154	2014	1988
(1)Excludes right-of-use assets, development properties and land/parking lots with a fair value of $2,798 million.
(2)Excludes debt related to development properties and land in the amount of $808 million, unsecured and corporate facilities of $6,963 million, debt on hospitality assets of $4,983 million and deferred financing costs of $225 million.
(3)Weighted against the fair value of the properties at December 31, 2024.